First Trust Senior Loan Fund Shareholder Fees	Oct. 31, 2025
First Trust Senior Loan Fund | First Trust Senior Loan Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%